Accounts receivable - Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Spot voyage and time charter receivables	$ 34,475	$ 820
Insurance receivables	878	905
Other receivables	0	128
Accounts receivable	$ 276,700	38,069
Owned vessels period we assume working capital contributions will not be repaid	12 months
Accounts receivable, due from customers, percentage collected	98.00%
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from the related parties	$ 241,347	36,216
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	115,092	16,414
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	113,523	14,344
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	607	3,079
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	7,149	2,379
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Receivables from the related parties	$ 4,976	$ 0